Main items related to operating activities - Cash flow from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detail of interest, taxes and dividends
Interests paid	$ (2,181)	$ (1,818)	$ (1,305)
Interests received	210	164	82
Income tax paid	(5,293)	(5,024)	(4,013)
Dividends received	1,988	2,456	2,219
Detail of changes in working capital
Inventories	(2,071)	1,430	(476)
Accounts receivable	(933)	(1,461)	(1,897)
Other current assets	(2,001)	(364)	1,274
Accounts payable	1,998	(822)	2,339
Other creditors and accrued liabilities	1,289	1,986	(413)
Net amount, Decrease (Increase)	(1,718)	769	827
Detail of changes in provisions and deferred taxes
Accruals	403	(432)	3
Deferred taxes	(461)	(455)	(387)
Total	$ (58)	$ (887)	$ (384)